Related Party Transactions - Schedule of Relationship with Material Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Maya [Member]
Schedule of Relationship with Material Related Parties [Line Items]
Relationship with the Company	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company [Member]
Schedule of Relationship with Material Related Parties [Line Items]
Relationship with the Company	Equity method investee of the Company